CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Operating activities:
Net loss, net of income taxes			$ (78,539,000)	$ (68,436,000)
Net loss	$ (56,512,000)	$ (60,444,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Restricted stock - share based compensation	11,952,000	19,252,000	24,649,000	19,622,000
Employee stock options - share based compensation	380,000	3,700,000	3,650,000	7,014,000
Shares issued for services	0	208,000	4,140,000	0
Share based compensation in connection with Securities Purchase Agreement	0	4,141,000
Write-off of certain intangible assets related to Choose Digital			2,086,000	0
Stock issued for services			208,000	0
Stock issued in settlement of litigation			139,000	0
Stock compensation in connection with line of credit borrowing			0	3,810,000
Compensation charge in connection with issuance of preferred stock in exchange for $20M 8% Note, common shares and warrants			0	6,259,000
Amortization of Debt Discount (Premium)			0	1,231,000
Decrease in fair value of convertible debt embedded derivative			0	16,000
Decrease in fair value of common stock warrants			(5,000)	(428,000)
Increase (decrease) in fair value of contingent consideration related to acquisitions			2,222,000	(2,064,000)
Decrease in fair value of common stock warrants	0	(5,000)
Gain on sale of a business	(2,941,000)	0
Fair value gain in financial assets	(68,000)	0
Gain on settlement of accounts payable	(555,000)	0
Loss on abandonment of assets	173,000	0
Loss on settlement of receivables	537,000	0
Depreciation and amortization	2,898,000	4,558,000	6,040,000	5,914,000
Impairment loss	26,171,000	0
Accretion of note discount	150,000	66,000	115,000	0
Interest income on notes receivable from shareholders and officer			0	86,000
Changes in operating assets and liabilities:
Accounts receivable, net	2,896,000	1,087,000	(157,000)	(385,000)
Other receivables	631,000	(400,000)	(581,000)	156,000
Prepaid expenses	1,589,000	74,000	316,000	138,000
Restricted cash	255,000	5,005,000
Other assets	97,000	42,000	41,000	(194,000)
Deferred revenue	(315,000)	(677,000)	(818,000)	4,865,000
Accounts payable and accrued expenses	5,901,000	2,722,000	1,737,000	(8,179,000)
Reward points liability	(64,000)	3,029,000	4,102,000	(3,009,000)
Other liabilities	(108,000)	0	(40,000)	225,000
Other	(49,000)	15,000
Net cash used in operating activities	(6,982,000)	(17,627,000)	(30,695,000)	(33,563,000)
Investing activities:
Cash paid for acquisitions, net of cash acquired			0	(1,433,000)
Purchase of property and equipment	0	(113,000)	(113,000)	(225,000)
Capitalized software costs	0	(342,000)	(1,051,000)	(1,124,000)
Repayment of recapitalization note from executive officer			0	3,646,000
Net cash used in investing activities	0	(455,000)	(1,164,000)	864,000
Financing activities:
Issuance of common stock and warrants for cash			12,459,000	31,812,000
Proceeds from loans	9,688,000	31,150,000	35,975,000	27,500,000
Repayments on loans	(3,000,000)	(22,000,000)	(27,000,000)	(22,500,000)
Sale of Class C Convertible Redeemable Preferred Stock	0	10,000,000	10,000,000	0
Payments related to contingent consideration	(3,050,000)	0
Repayment on notes payable	(250,000)	0
Purchase of common shares from former officer	0	(360,000)	(360,000)	(465,000)
Proceeds from (Repayments of) Restricted Cash, Financing Activities			4,995,000	0
Term loan agreement security interest			0	(5,000,000)
Net cash provided by financing activities	3,388,000	18,790,000	36,069,000	31,347,000
Net (decrease) increase in cash	(3,594,000)	708,000	4,210,000	(1,352,000)
Cash at beginning of period	4,217,000	7,000	7,000	1,359,000
Cash at end of period	623,000	715,000	4,217,000	7,000
Supplemental cash flow information:
Cash paid during the period for interest	209,000	999,000	999,000	526,000
Non-Cash investing and financing activities:
Landlord lease incentive build-out allowance	0	449,000	$ 449,000	$ 0
Common stock and warrants issued for DraftDay acquisition	1,757,000	0
Notes issued for DraftDay acquisition	2,250,000	0
Common stock and warrants issued for management service contract	3,475,000	0
Common stock issued to settle notes related to the DraftDay Business acquisition	824,000	0
Series D Preferred Stock issued to settle notes related to the DraftDay Business acquisition	110,000	0
Loans converted to common stock	4,112,000	0
DraftDay Gaming Group
Non-Cash investing and financing activities:
Common stock and warrants issued for DraftDay acquisition	$ 1,025,000	$ 0